INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 28, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Intangible Assets Disclosure [Text Block]
7.	INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 28,
	2017	2018

Trade name and domain names	$23,873,013	$25,049,779
Copyrights	1,648,532	1,839,680
Student and user base	10,361,994	10,361,994
Technology	3,179,688	6,247,451
Partnership agreement	349,783	1,437,974
Non-compete agreements	306,268	1,036,688
Licenses	297,861	5,347,836
Customer relationship	4,130,543	4,136,337
Concession	404,523	404,523
School cooperation agreements	3,419,696	3,419,696
Teaching materials	516,544	516,544
Total cost of intangible assets	48,488,445	59,798,502
Less: accumulated amortization	(9,780,439)	(18,087,362)
Less: impairment loss	-	(357,762)
Add: foreign exchange difference	(741,198)	2,151,402
	$37,966,808	$43,504,780

Domain names, copyrights and licenses were acquired from third parties and the rest of intangible assets were recorded as a result of business acquisitions.

The Group recorded amortization expense of $1,026,761, $4,627,306 and $8,306,923 for the years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively.

Estimated amortization expense of the existing intangible assets for the next five years is $9,330,694, $9,140,874, $8,315,702, $5,440,963 and $3,873,251, respectively.

The impairment loss on acquired intangible assets was $nil, $nil and $357,762 for the years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively.